Segment reporting	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

UBS’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Group Functions and qualify as reportable segments for the purpose of segment reporting. Together with Group Functions, the four business divisions reflect the management structure of the Group:

–Global Wealth Management provides investment advice and solutions, as well as lending solutions, to private clients, in particular in the ultra high net worth and high net worth segments. The business is managed globally across the regions.

–Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients, operating across all banking markets in Switzerland.

–Asset Management is a large-scale and diversified global asset manager. It offers investment capabilities and styles across all major traditional and alternative asset classes, as well as advisory support to institutions, wholesale intermediaries and wealth management clients globally.

–The Investment Bank provides a range of services to institutional, corporate and wealth management clients globally, to help them raise capital, grow their businesses, invest and manage risks. Offerings include advisory services, capital markets, cash and derivatives trading across equities and fixed income and financing.

–Group Functions – formerly named Corporate Center, is made up of the following major areas: Group Services (which consists of Technology, Corporate Services, Human Resources, Operations, Finance, Legal, Risk Control, Research and Analytics, Compliance, Regulatory & Governance, Communications & Branding and UBS in Society), Group Treasury and Non-core and Legacy Portfolio.

Financial information about the four business divisions and Group Functions is presented separately in internal management reports to the Group Executive Board (the GEB), which is considered the “chief operating decision maker” pursuant to IFRS 8, Operating Segments.

UBS’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Total intersegment revenues for the Group are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Interest income earned from managing UBS’s consolidated equity is allocated to the reportable segments based on average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Group Functions, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to the GEB. If one operating segment is involved in an external transaction together with another operating segment or Group Functions, additional criteria are considered to determine the segment that will report the associated assets. This will include a consideration of which segment’s business needs are being addressed by the transaction and which segment is providing the funding and / or resources. Allocation of liabilities follows the same principles.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than 12 months after the reporting date, excluding financial instruments, deferred tax assets and post-employment benefits.

Effective from 1 January 2020, UBS only reports total operating expenses for each business division and no longer discloses a detailed cost breakdown by financial statement line item. This change streamlines reporting, ensures alignment with how UBS manages its cost base and has no effect on the income statement, or on the net profit of any business division.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	GroupFunctions	UBS

For the year ended 31 December 2020
Net interest income	4,027	2,049	(17)	284	(481)	5,862
Non-interest income[1]	13,107	1,858	2,993	9,235	30	27,222
Income	17,134	3,908	2,975	9,519	(452)	33,084
Credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(694)
Total operating income	17,045	3,651	2,974	9,214	(494)	32,390
Total operating expenses	13,026	2,392	1,519	6,732	567	24,235
Operating profit / (loss) before tax	4,019	1,259	1,455	2,482	(1,060)	8,155
Tax expense / (benefit)						1,583
Net profit / (loss)						6,572
Additional information
Total assets	367,714	231,657	28,589	369,683	128,122	1,125,765
Additions to non-current assets	5	12	385	150	2,294	2,847

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	GroupFunctions	UBS

For the year ended 31 December 2019
Net interest income	3,947	1,992	(25)	(669)	(744)	4,501
Non-interest income	12,426	1,744	1,962	7,968	367	24,467
Income	16,373	3,736	1,938	7,299	(378)	28,967
Credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,715	1,938	7,269	(385)	28,889
Total operating expenses	12,955	2,274	1,406	6,485	192	23,312
Operating profit / (loss) before tax	3,397	1,441	532	784	(577)	5,577
Tax expense / (benefit)						1,267
Net profit / (loss)						4,310
Additional information
Total assets[2]	309,766	209,405	34,565	315,855	102,603	972,194
Additions to non-current assets	68	10	0	1	5,217	5,297

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS

For the year ended 31 December 2018
Net interest income	4,101	2,049	(29)	(459)	(613)	5,048
Non-interest income	12,700	2,168	1,881	8,538	(4)	25,283
Income	16,800	4,217	1,852	8,079	(617)	30,330
Credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(118)
Total operating income	16,785	4,161	1,852	8,041	(626)	30,213
Total operating expenses	13,531	2,365	1,426	6,554	346	24,222
Operating profit / (loss) before tax	3,254	1,796	426	1,486	(971)	5,991
Tax expense / (benefit)						1,468
Net profit / (loss)						4,522
Additional information
Total assets[2]	313,737	200,703	28,140	302,253	113,667	958,500
Additions to non-current assets	196	23	1	89	1,666	1,975
1 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information. 2 Information has been restated where applicable. Refer to Note 1b for more information.

Note 2b Segment reporting by geographic location

The operating regions shown in the table below correspond to the regional management structure of the Group. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the given client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Non-core and Legacy Portfolio in Group Functions, are managed at a Group level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the given assets are recorded.

For the year ended 31 December 2020
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	13.0	40	9.0	42
of which: USA	11.7	36	8.4	40
Asia Pacific	6.0	18	1.5	7
Europe, Middle East and Africa (excluding Switzerland)	6.5	20	3.0	14
Switzerland	6.9	21	7.6	36
Global	0.1	0	0.0	0
Total	32.4	100	21.1	100

For the year ended 31 December 2019
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	42	8.9	44
of which: USA	10.9	38	8.5	42
Asia Pacific	4.7	16	1.4	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	3.0	15
Switzerland	6.7	23	7.1	35
Global	(0.3)	(1)	0.0	0
Total	28.9	100	20.3	100

For the year ended 31 December 2018
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	42	7.4	43
of which: USA	11.5	38	7.0	41
Asia Pacific	4.9	16	0.9	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	21	2.0	12
Switzerland	7.1	24	6.8	40
Global	(0.6)	(2)	0.0	0
Total	30.2	100	17.1	100
1 Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.

UBS AG
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2a Segment reporting

UBS AG’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Group Functions and qualify as reportable segments for the purpose of segment reporting. Together with Group Functions, the four business divisions reflect the management structure of UBS AG:

–Global Wealth Management provides investment advice and solutions, as well as lending solutions, to private clients, in particular in the ultra high net worth and high net worth segments. The business is managed globally across the regions.

–Personal & Corporate Banking provides comprehensive financial products and services to private, corporate and institutional clients, operating across all banking markets in Switzerland.

–Asset Management is a large-scale and diversified global asset manager. It offers investment capabilities and styles across all major traditional and alternative asset classes, as well as advisory support to institutions, wholesale intermediaries and wealth management clients globally.

–The Investment Bank provides a range of services to institutional, corporate and wealth management clients globally, to help them raise capital, grow their businesses, invest and manage risks. Offerings include advisory services, capital markets, cash and derivatives trading across equities and fixed income and financing.

–Group Functions – formerly named Corporate Center, is made up of the following major areas: Group Services (which consists of Technology, Corporate Services, Human Resources, Operations, Finance, Legal, Risk Control, Research and Analytics, Compliance, Regulatory & Governance, Communications & Branding and UBS in Society), Group Treasury and Non-core and Legacy Portfolio.

Financial information about the four business divisions and Group Functions is presented separately in internal management reports.

UBS AG’s internal accounting policies, which include management accounting policies and service level agreements, determine the revenues and expenses directly attributable to each reportable segment. Transactions between the reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable segments. Revenue-sharing agreements are used to allocate external client revenues to reportable segments where several reportable segments are involved in the value creation chain. Total intersegment revenues for UBS AG are immaterial, as the majority of the revenues are allocated across the segments by means of revenue-sharing agreements. Interest income earned from managing UBS AG’s consolidated equity is allocated to the reportable segments based on average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded through and invested with Group Functions, and the net interest margin is reflected in the results of each reportable segment.

Segment assets are based on a third-party view and do not include intercompany balances. This view is in line with internal reporting to the GEB. If one operating segment is involved in an external transaction together with another operating segment or Group Functions, additional criteria are considered to determine the segment that will report the associated assets. This will include a consideration of which segment’s business needs are being addressed by the transaction and which segment is providing the funding and / or resources. Allocation of liabilities follows the same principles.

Non-current assets disclosed for segment reporting purposes represent assets that are expected to be recovered more than 12 months after the reporting date, excluding financial instruments, deferred tax assets and post-employment benefits.

Effective from 1 January 2020, UBS AG only reports total operating expenses for each business division and no longer discloses a detailed cost breakdown by financial statement line item. This change streamlines reporting, ensures alignment with how UBS AG manages its cost base and has no effect on the income statement, or on the net profit of any business division.

Segment reporting
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2020
Net interest income	4,027	2,049	(17)	284	(555)	5,788
Non-interest income[1]	13,107	1,859	2,993	9,224	504	27,686
Income	17,134	3,908	2,975	9,508	(52)	33,474
Credit loss (expense) / release	(88)	(257)	(2)	(305)	(42)	(695)
Total operating income	17,046	3,651	2,974	9,203	(94)	32,780
Total operating expenses	13,080	2,390	1,520	6,762	1,329	25,081
Operating profit / (loss) before tax	3,965	1,261	1,454	2,441	(1,423)	7,699
Tax expense / (benefit)						1,488
Net profit / (loss)						6,211
Additional information
Total assets	367,714	231,710	28,266	369,778	127,858	1,125,327
Additions to non-current assets	5	12	385	150	1,971	2,524

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2019
Net interest income	3,947	1,993	(25)	(669)	(831)	4,415
Non-interest income	12,426	1,745	1,962	7,967	869	24,970
Income	16,373	3,737	1,938	7,298	38	29,385
Credit loss (expense) / release	(20)	(21)	0	(30)	(7)	(78)
Total operating income	16,353	3,717	1,938	7,268	31	29,307
Total operating expenses	13,018	2,274	1,407	6,515	925	24,138
Operating profit / (loss) before tax	3,335	1,443	531	753	(893)	5,169
Tax expense / (benefit)						1,198
Net profit / (loss)						3,971
Additional information
Total assets[2]	309,766	209,512	34,565	316,058	102,028	971,927
Additions to non-current assets	68	10	0	1	4,935	5,014

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Group Functions	UBS AG

For the year ended 31 December 2018
Net interest income	4,101	2,049	(29)	(459)	(690)	4,971
Non-interest income	12,700	2,169	1,881	8,539	499	25,788
Income	16,801	4,218	1,852	8,080	(191)	30,759
Credit loss (expense) / release	(15)	(56)	0	(38)	(8)	(117)
Total operating income	16,786	4,162	1,852	8,042	(199)	30,642
Total operating expenses	13,574	2,363	1,427	6,600	1,220	25,184
Operating profit / (loss) before tax	3,212	1,799	425	1,442	(1,419)	5,458
Tax expense / (benefit)						1,345
Net profit / (loss)						4,113
Additional information
Total assets[2]	313,737	200,767	28,140	302,434	112,988	958,066
Additions to non-current assets	196	23	1	89	1,449	1,757
1 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG, of which USD 571 million was recognized in Asset Management and USD 60 million was recognized in Global Wealth Management. Refer to Note 29 for more information. 2 Information has been restated where applicable. Refer to Note 1b for more information.

Note 2b Segment reporting by geographic location

The operating regions shown in the table below correspond to the regional management structure of UBS AG. The allocation of operating income to these regions reflects, and is consistent with, the basis on which the business is managed and its performance is evaluated. These allocations involve assumptions and judgments that management considers to be reasonable, and may be refined to reflect changes in estimates or management structure. The main principles of the allocation methodology are that client revenues are attributed to the domicile of the given client and trading and portfolio management revenues are attributed to the country where the risk is managed. This revenue attribution is consistent with the mandate of the regional Presidents. Certain revenues, such as those related to Non-core and Legacy Portfolio in Group Functions, are managed at a group level. These revenues are included in the Global line.

The geographic analysis of non-current assets is based on the location of the entity in which the given assets are recorded.

For the year ended 31 December 2020
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	13.0	40	9.0	45
of which: USA	11.7	36	8.4	42
Asia Pacific	6.0	18	1.4	7
Europe, Middle East and Africa (excluding Switzerland)	6.5	20	2.7	14
Switzerland	6.9	21	6.9	34
Global	0.5	2	0.0	0
Total	32.8	100	20.0	100

For the year ended 31 December 2019
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.0	41	8.9	46
of which: USA	10.9	37	8.5	44
Asia Pacific	4.7	16	1.3	7
Europe, Middle East and Africa (excluding Switzerland)	5.8	20	2.6	13
Switzerland	6.7	23	6.5	34
Global	0.1	0	0.0	0
Total	29.3	100	19.3	100

For the year ended 31 December 2018
	Total operating income[1]		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.6	41	7.4	46
of which: USA	11.5	37	7.0	43
Asia Pacific	4.9	16	0.8	5
Europe, Middle East and Africa (excluding Switzerland)	6.2	20	1.8	11
Switzerland	7.1	23	6.2	38
Global	(0.2)	(1)	0.0	0
Total	30.6	100	16.2	100
1 Effective as of 1 January 2020, the Investment Bank was realigned into two new business lines, Global Banking and Global Markets, which affects how the business is managed and therefore the allocation of operating income to the regions. The presentation of prior-year information reflects the new regional management structure of the Investment Bank.